Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expected weighted-average volatility	42.40%	40.70%
Expected volatility range, minimum	35.80%	35.04%
Expected volatility range, maximum	62.21%	57.69%
Risk-free interest rate	1.10%	2.91%
Stock Options [Member]
Expected dividend yield	0.42%	0.34%
Expected weighted-average lives of options granted	6 years 1 month	6 years 7 months